Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES
Net income	$ 1,553	$ 677
Items not involving current cash flows	1,576	1,976
Profit loss after adjustment of non cash items	3,129	2,653
Changes in operating assets and liabilities	(189)	625
Cash provided from operating activities	2,940	3,278
INVESTMENT ACTIVITIES
Fixed asset additions	(1,372)	(1,145)
Increase in equity method investments	(517)
Increase in investments, other assets and intangible assets	(403)	(331)
Increase in public and private equity investments	(68)	(132)
Proceeds from dispositions	81	108
Business Combinations	(13)	91
(Funding provided for) proceeds on sale of business	(41)	9
Settlement of long-term receivable from non-consolidated joint venture	50
Cash used for investing activities	(2,283)	(1,400)
FINANCING ACTIVITIES
Issues of debt	55	854
Decrease in short-term borrowings	(101)	(31)
Repayments of debt	(121)	(140)
Issue of Common Share on exercise of stock options	146	81
Tax withholdings on vesting of equity awards	(13)	(13)
Repurchase of Common Shares	(517)	(203)
Contributions to subsidiaries by non-controlling interests	8	18
Dividends paid to non-controlling interests	(49)	(18)
Dividends paid	(514)	(467)
Cash (used for) provided from financing activities	(1,106)	81
Effect of exchange rate changes on cash, cash equivalents and restricted cash equivalents	23	23
Net (decrease) increase in cash, cash equivalents and restricted cash equivalents during the year	(426)	1,982
Cash, cash equivalents and restricted cash equivalents beginning of year	3,374	1,392
Cash, cash equivalents and restricted cash equivalents, end of year	$ 2,948	$ 3,374